Derivatives	12 Months Ended
Dec. 31, 2017
Derivatives
Derivatives

Note 14. Derivatives

Derivatives by categories

	December 31, 2017			December 31, 2016
Consolidated Group Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts	Assets Fair value	Liabilities Fair value	Nominal amounts
Interest rate-related contracts	3,781	9,132	245,788	4,309	9,909	244,854
Currency-related contracts	3,772	6,879	139,614	7,115	10,302	137,656
Equity-related contracts	250	303	13,246	581	1,683	24,829
Contracts related to commodities, credit risk, etc.	—	166	-1,183	—	178	2,662

Total derivatives	7,803	16,480	397,465	12,005	22,072	410,001

Consolidated Group of which derivatives used for economic -hedges, accounted for as	December 31, 2017			December 31, 2016

held-for-trading under IAS39 Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts	Assets Fair value	Liabilities Fair value	Nominal amounts

Interest rate-related contracts	2,603	6,358	119,239	2,724	7,163	113,684
Currency-related contracts	1,501	4,003	92,133	3,120	6,841	94,521
Equity-related contracts	250	303	13,246	581	1,683	24,829
Contracts related to commodities, credit risk, etc.	—	166	-1,183	—	178	2,662

Total derivatives	4,354	10,830	223,435	6,425	15,865	235,696

Consolidated Group	December 31, 2017			December 31, 2016

of which derivatives used for hedge -accounting Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts	Assets Fair value	Liabilities Fair value	Nominal amounts

Interest rate-related contracts	1,178	2,774	126,549	1,586	2,746	131,170
Currency-related contracts	2,271	2,876	47,481	3,995	3,461	43,136

Total derivatives	3,449	5,650	174,030	5,581	6,207	174,306

of which cash-flow hedges	—	—	—	—	—	—
of which fair-value hedges	3,449	5,650	174,030	5,581	6,207	174,306

Derivatives used as fair-value hedge

	December 31, 2017
Consolidated Group Skr mn	< 1 month	1 month < 3 months	3 months < 1 year	1 year < 5 years	> 5 years
Cash inflows (assets)	47	238	700	3,428	459
Cash outflows (liabilities)	8	56	-977	-1,526	-869

Net cash inflow	55	294	-277	1,902	-410

Derivatives used as fair-value hedge

	December 31, 2016
Consolidated Group Skr mn	< 1 month	1 month < 3 months	3 months < 1 year	1 year < 5 years	> 5 years
Cash inflows (assets)	369	1,252	598	1,842	1,059
Cash outflows (liabilities)	130	-7	-234	-1,521	-702

Net cash inflow	499	1,245	364	321	357

Cash-flow hedges reclassified to profit or loss during the year

Skr mn	2017	2016
Interest income	91	169	(1)
Interest expense	—	—

Total	91	169

(1)	Relates to previously terminated cash flow hedges which comprehensive income is allocated over the previously hedged item’s remaining maturity.

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange-rate, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchange-rate-related contracts. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.

SEK uses derivatives to hedge risk exposure inherent in financial assets and liabilities. Derivatives are measured at fair value by using market quoted rates where available. If market quotes are not available, valuation models are used. SEK uses models to adjust the net exposure fair value for changes in counterparties’ credit quality. The models used include both directly observable and non-observable market parameters.

The majority of SEK’s derivative contracts are what are known as OTC (over the counter) derivatives, i.e. derivative contracts that are not transacted on an exchange. SEK’s derivative transactions that are not transacted on an exchange are entered into under ISDA Master Netting Agreements. In general, under such agreements the amounts owed by each counterparty in respect of all transactions outstanding in the same currency under the agreement are aggregated into a single net amount payable by one party to the other. In certain circumstances, for example when a credit event such as a default occurs and all outstanding transactions under the agreement are terminated, the termination value is assessed and only a single net amount is due or payable in settlement of all transactions. SEK endeavors to only enter into derivatives transactions with counterparties in jurisdictions where such netting is enforceable when such events occur.

The above ISDA arrangements do not meet the criteria for offsetting in the statement of financial position. This is because such agreements create a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of SEK or the counterparties. In addition, SEK and its counterparties do not intend to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

The ISDA Master Netting Agreements are complemented by supplementary agreements providing for the collateralization of counterparty exposure. SEK receives and accepts collateral in the form of cash. Such collateral is subject to the standard industry terms of a CSA.

The disclosures set out in the tables below include financial assets and financial liabilities that are subject to an enforceable master netting arrangement or similar agreement that cover similar financial instruments. SEK only enters into derivative transactions that are subject to enforceable master netting agreements or similar agreements. SEK has no financial assets or liabilities that are offset in the statement of financial position.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

	December 31, 2017	December 31, 2016
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial assets	7,803	12,005
Amounts offset in the statement of financial position	—	—
Net amounts of financial assets presented in the statement of financial position	7,803	12,005
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the statement of financial position related to:
Financial instruments	-5,713	-8,675
Cash collateral received	-1,784	-3,104

Net amount	306	226

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

	December 31, 2017	December 31, 2016
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial liabilities	16,480	22,072
Amounts offset in the statement of financial position	—	—

Net amounts of financial liabilities presented in the statement of financial position	16,480	22,072

Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the statement of financial position related to:
Financial instruments	-5,713	-8,675
Cash collateral paid	-9,031	-8,854

Net amount	1,736	4,543